Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000007554 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007554 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007554 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007554 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007554 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007554 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007554 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007554 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007554 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007554 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007554 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000007554 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007554 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000007554 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000007554 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000007554 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007554 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007554 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007554 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007554 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007554 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174795 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174795 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174795 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174795 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174795 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174795 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174795 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174795 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174795 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174795 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174795 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000174795 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174795 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174795 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174795 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174795 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174795 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174795 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174795 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174795 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174795 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174796 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174796 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174796 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174796 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174796 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174796 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174796 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174796 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174796 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174796 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174796 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000174796 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174796 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174796 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174796 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174796 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174796 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174796 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174796 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174796 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174796 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225884 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225884 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225884 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225884 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225884 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225884 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225884 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225884 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225884 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225884 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225884 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000225884 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225884 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000225884 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000225884 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000225884 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225884 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225884 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225884 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225884 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225884 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007556 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007556 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007556 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007556 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007556 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007556 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000007556 | Lithia Motors, Inc.FR_536797103
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007556 | Paycom Software, Inc.FR_70432V102
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007556 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007556 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007556 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000007556 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000007556 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007556 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007556 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007556 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007556 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007556 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007556 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174797 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174797 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000174797 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174797 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174797 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174797 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000174797 | Lithia Motors, Inc.FR_536797103
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174797 | Paycom Software, Inc.FR_70432V102
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174797 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174797 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174797 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000174797 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000174797 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000174797 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000174797 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174797 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174797 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174797 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174797 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174798 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174798 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000174798 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174798 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174798 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174798 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000174798 | Lithia Motors, Inc.FR_536797103
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174798 | Paycom Software, Inc.FR_70432V102
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174798 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174798 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174798 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000174798 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000174798 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000174798 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000174798 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174798 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174798 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174798 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174798 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225885 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225885 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000225885 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225885 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225885 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000225885 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225885 | Lithia Motors, Inc.FR_536797103
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225885 | Paycom Software, Inc.FR_70432V102
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225885 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225885 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225885 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000225885 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000225885 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000225885 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000225885 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000225885 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225885 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225885 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225885 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007560 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007560 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007560 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007560 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007560 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007560 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007560 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007560 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007560 | Interpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007560 | Corebridge Financial, Inc.FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007560 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007560 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000007560 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000007560 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000007560 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007560 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000007560 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000007560 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007560 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007560 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007560 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007560 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000007560 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000007560 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000007560 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000007560 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007560 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007560 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007560 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007560 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007560 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007560 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174801 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174801 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174801 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174801 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174801 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174801 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174801 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174801 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174801 | Interpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174801 | Corebridge Financial, Inc.FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174801 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174801 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000174801 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174801 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174801 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174801 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000174801 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000174801 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174801 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174801 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174801 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174801 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000174801 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000174801 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174801 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174801 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174801 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174801 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174801 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174801 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174801 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174801 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174802 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174802 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174802 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174802 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174802 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174802 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174802 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174802 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174802 | Interpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174802 | Corebridge Financial, Inc.FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174802 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174802 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000174802 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174802 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174802 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174802 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000174802 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000174802 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174802 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174802 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174802 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174802 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000174802 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000174802 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174802 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174802 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174802 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174802 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174802 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174802 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174802 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174802 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225887 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225887 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225887 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225887 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225887 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225887 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225887 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225887 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225887 | Interpublic Group of Cos., Inc.FR_460690100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225887 | Corebridge Financial, Inc.FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225887 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000225887 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000225887 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000225887 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000225887 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225887 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000225887 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000225887 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225887 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225887 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225887 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225887 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000225887 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000225887 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000225887 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000225887 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225887 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225887 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225887 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225887 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225887 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225887 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007558 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007558 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007558 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007558 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007558 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007558 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007558 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007558 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007558 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007558 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007558 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000007558 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000007558 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007558 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007558 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007558 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000007558 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007558 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007558 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007558 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007558 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007558 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000007558 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007558 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000007558 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000007558 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000007558 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007558 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007558 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007558 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007558 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007558 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007558 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174799 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174799 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174799 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174799 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174799 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174799 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174799 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174799 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174799 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174799 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174799 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000174799 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174799 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000174799 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174799 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174799 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174799 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174799 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174799 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174799 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174799 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174799 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174799 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174799 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000174799 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000174799 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174799 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174799 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174799 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174799 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174799 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174799 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174799 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174800 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174800 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174800 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174800 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174800 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174800 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174800 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174800 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174800 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174800 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174800 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000174800 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000174800 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000174800 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174800 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174800 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174800 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174800 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174800 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174800 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174800 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174800 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174800 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174800 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000174800 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000174800 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174800 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174800 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174800 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174800 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174800 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174800 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174800 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225886 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225886 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225886 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225886 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225886 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225886 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225886 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225886 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225886 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225886 | Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225886 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000225886 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000225886 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000225886 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225886 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225886 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000225886 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225886 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225886 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225886 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225886 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225886 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000225886 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225886 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000225886 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000225886 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000225886 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225886 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225886 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225886 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225886 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225886 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225886 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007562 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007562 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007562 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007562 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007562 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007562 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007562 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007562 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007562 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007562 | Prudential PLCFR_070995006
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007562 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007562 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000007562 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007562 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000007562 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000007562 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000007562 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007562 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007562 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007562 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007562 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000007562 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000007562 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000007562 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007562 | France
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000007562 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007562 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007562 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007562 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007562 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007562 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000174804 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174804 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174804 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174804 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174804 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174804 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174804 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174804 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174804 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174804 | Prudential PLCFR_070995006
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174804 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174804 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000174804 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174804 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000174804 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000174804 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000174804 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000174804 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174804 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174804 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174804 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174804 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000174804 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000174804 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174804 | France
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000174804 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174804 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174804 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174804 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174804 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174804 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000174803 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174803 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174803 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174803 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174803 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174803 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174803 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174803 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174803 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174803 | Prudential PLCFR_070995006
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174803 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174803 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000174803 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174803 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000174803 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000174803 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000174803 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000174803 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174803 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174803 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174803 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174803 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000174803 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000174803 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174803 | France
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000174803 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174803 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174803 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174803 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174803 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174803 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000225888 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225888 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225888 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225888 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225888 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225888 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225888 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225888 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225888 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225888 | Prudential PLCFR_070995006
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225888 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000225888 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000225888 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225888 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000225888 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000225888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000225888 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000225888 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225888 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225888 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225888 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000225888 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000225888 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000225888 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225888 | France
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000225888 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225888 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225888 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225888 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225888 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225888 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000007564 | ISS ASFR_BKJ9RT904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007564 | Julius Baer Group Ltd.FR_B4R2R5908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007564 | Duerr AGFR_511990905
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007564 | Azimut Holding SpAFR_B019M6902
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007564 | Atea ASAFR_B12TR1901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007564 | Lanxess AGFR_B05M8B904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007564 | BNK Financial Group, Inc.FR_ACI00J5W8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007564 | Nexi SpAFR_ACI19ZTM7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007564 | Metso OYJFR_B1FN8X901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007564 | St. James's Place PLCFR_076693902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007564 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007564 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000007564 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007564 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000007564 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007564 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007564 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007564 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007564 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007564 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007564 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007564 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007564 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000007564 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007564 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007564 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007564 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007564 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007564 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007564 | Finland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007564 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007564 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000174805 | ISS ASFR_BKJ9RT904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174805 | Julius Baer Group Ltd.FR_B4R2R5908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174805 | Duerr AGFR_511990905
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174805 | Azimut Holding SpAFR_B019M6902
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174805 | Atea ASAFR_B12TR1901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174805 | Lanxess AGFR_B05M8B904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174805 | BNK Financial Group, Inc.FR_ACI00J5W8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174805 | Nexi SpAFR_ACI19ZTM7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174805 | Metso OYJFR_B1FN8X901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174805 | St. James's Place PLCFR_076693902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174805 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174805 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000174805 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174805 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000174805 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000174805 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174805 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174805 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174805 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174805 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174805 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174805 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000174805 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000174805 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174805 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174805 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174805 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174805 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000174805 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174805 | Finland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000174805 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174805 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000174806 | ISS ASFR_BKJ9RT904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174806 | Julius Baer Group Ltd.FR_B4R2R5908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174806 | Duerr AGFR_511990905
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174806 | Azimut Holding SpAFR_B019M6902
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174806 | Atea ASAFR_B12TR1901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174806 | Lanxess AGFR_B05M8B904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174806 | BNK Financial Group, Inc.FR_ACI00J5W8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174806 | Nexi SpAFR_ACI19ZTM7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174806 | Metso OYJFR_B1FN8X901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174806 | St. James's Place PLCFR_076693902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174806 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174806 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000174806 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174806 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000174806 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000174806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174806 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174806 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174806 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174806 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174806 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174806 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000174806 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000174806 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174806 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174806 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174806 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174806 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000174806 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174806 | Finland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000174806 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174806 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000225889 | ISS ASFR_BKJ9RT904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225889 | Julius Baer Group Ltd.FR_B4R2R5908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225889 | Duerr AGFR_511990905
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225889 | Azimut Holding SpAFR_B019M6902
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225889 | Atea ASAFR_B12TR1901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225889 | Lanxess AGFR_B05M8B904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225889 | BNK Financial Group, Inc.FR_ACI00J5W8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225889 | Nexi SpAFR_ACI19ZTM7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225889 | Metso OYJFR_B1FN8X901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225889 | St. James's Place PLCFR_076693902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225889 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000225889 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000225889 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225889 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000225889 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225889 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000225889 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225889 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225889 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000225889 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225889 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225889 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000225889 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000225889 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225889 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225889 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225889 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225889 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000225889 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225889 | Finland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225889 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225889 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000036890 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000036890 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000036890 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000036890 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000036890 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000036890 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000036890 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000036890 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000036890 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000036890 | Samsung Electronics Co. Ltd.FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000036890 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000036890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000036890 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000036890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000036890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000036890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000036890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000036890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000036890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000036890 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000036890 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000036890 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000036890 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000036890 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000036890 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000036890 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000036890 | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000036890 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174807 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174807 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174807 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174807 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174807 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174807 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174807 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174807 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174807 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174807 | Samsung Electronics Co. Ltd.FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174807 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174807 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000174807 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000174807 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174807 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174807 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000174807 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000174807 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174807 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174807 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000174807 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000174807 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174807 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174807 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174807 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174807 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174807 | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174807 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174808 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174808 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174808 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174808 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000174808 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174808 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174808 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174808 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174808 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174808 | Samsung Electronics Co. Ltd.FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174808 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174808 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000174808 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000174808 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174808 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174808 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000174808 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000174808 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174808 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174808 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000174808 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000174808 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174808 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174808 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174808 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174808 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174808 | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174808 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225890 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225890 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225890 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225890 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225890 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225890 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225890 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225890 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225890 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225890 | Samsung Electronics Co. Ltd.FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225890 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000225890 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000225890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000225890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000225890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000225890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225890 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225890 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000225890 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000225890 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225890 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225890 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225890 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225890 | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225890 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000235267 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235267 | Federal National Mortgage AssociationFR_3140XMNV4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000235267 | U.S. Treasury NotesFR_91282CLC3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000235267 | Federal National Mortgage AssociationFR_3140QNC34
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000235267 | Federal National Mortgage AssociationFR_31418DUG5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235267 | U.S. Treasury NotesFR_91282CKF7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235267 | U.S. Treasury NotesFR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235267 | U.S. Treasury NotesFR_91282CJX0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235267 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235267 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235267 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000235267 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000235267 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000235267 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000235267 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000235267 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000235267 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235267 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000235267 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000235267 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219731 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219731 | Federal National Mortgage AssociationFR_3140XMNV4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219731 | U.S. Treasury NotesFR_91282CLC3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219731 | Federal National Mortgage AssociationFR_3140QNC34
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219731 | Federal National Mortgage AssociationFR_31418DUG5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219731 | U.S. Treasury NotesFR_91282CKF7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219731 | U.S. Treasury NotesFR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219731 | U.S. Treasury NotesFR_91282CJX0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219731 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219731 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219731 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000219731 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000219731 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219731 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219731 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219731 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219731 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219731 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219731 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219731 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219732 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219732 | Federal National Mortgage AssociationFR_3140XMNV4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219732 | U.S. Treasury NotesFR_91282CLC3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219732 | Federal National Mortgage AssociationFR_3140QNC34
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219732 | Federal National Mortgage AssociationFR_31418DUG5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219732 | U.S. Treasury NotesFR_91282CKF7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219732 | U.S. Treasury NotesFR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219732 | U.S. Treasury NotesFR_91282CJX0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219732 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219732 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219732 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000219732 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000219732 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219732 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219732 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219732 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219732 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219732 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219732 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219732 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225891 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225891 | Federal National Mortgage AssociationFR_3140XMNV4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225891 | U.S. Treasury NotesFR_91282CLC3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225891 | Federal National Mortgage AssociationFR_3140QNC34
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225891 | Federal National Mortgage AssociationFR_31418DUG5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225891 | U.S. Treasury NotesFR_91282CKF7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225891 | U.S. Treasury NotesFR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225891 | U.S. Treasury NotesFR_91282CJX0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225891 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225891 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225891 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000225891 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000225891 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000225891 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000225891 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225891 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000225891 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225891 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000225891 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000225891 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%